Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2026	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000129670
Average Annual Return [Line Items]
Average Annual Return, Percent	18.38%	6.46%	9.16%
Without Sales Load [Member] | C000129671
Average Annual Return [Line Items]
Average Annual Return, Percent	18.07%	6.18%	8.89%
Without Sales Load [Member] | C000169046
Average Annual Return [Line Items]
Average Annual Return, Percent	18.53%	6.62%	9.33%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	29.45%	12.92%	15.12%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	8.14%	9.92%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	8.14%	9.92%
S&P Target Date 2035 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.69%	8.14%	9.92%